Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”) and a revolving credit note.

On
December 21, 2016,
the Company entered into a Loan Modification Agreement (the “Agreement”) with
Pinnacle Financial Partners, as successor to Bank of North Carolina, (“Pinnacle”) to modify the Credit Agreement dated
April 26, 2016
entered into between the Company and Pinnacle, the Revolving Credit Note dated
April 26, 2016
payable by the Company to Pinnacle and the term loans dated
April 26, 2016
payable by the Company to Pinnacle.

The Agreement with
Pinnacle lowered the interest rate of the Virginia Real Estate Loan and the North Carolina Real Estate Loan to a fixed rate of
3.75%
effective
January 1, 2017
and resulted in lower monthly installment payments.

On
April 27, 2017,
the Company entered into a Third Loan Modification Agreement with
Pinnacle to modify the Credit Agreement dated
April 26, 2016
entered into between the Company and Pinnacle and the term loans dated
April 26, 2016.

The Third Loan Modification Agreement revised the interest rates of the term loans and the applicable repayment installments and extended the maturity date. The fixed interest rate of each of the two
term loans was revised to
3.95%
from
3.75%,
and the maturity date of the term loans was extended to
May 1, 2024.
All other terms of the term loans remain unaltered and remain in full force and effect.

The real estate loans continue to be
secured by a
first
priority lien on all of the Company’s personal property and assets, all money, goods, machinery, equipment, fixtures, inventory, accounts, chattel paper, letter of credit rights, deposit accounts, commercial tort claims, documents, instruments, investment property and general intangibles now owned or hereafter acquired by the Company and wherever located, as well as a first
lien deed of trust on the Company’s real property.

Long-term debt as of
October 31,
201
7
and
2016
consists of the following:

	October 31,
	2017	2016
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,644,211 due May 1, 2024	$4,960,738	$5,165,785
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $1,255,850 due May 1, 2024	1,709,595	1,780,209
Total long-term debt	6,670,333	6,945,994
Less current installments	250,726	294,214
Long-term debt, excluding current installments	$6,419,607	$6,651,780

The Revolving Credit Note (“Revolver”) with
Pinnacle provides the Company with a
$7.0
million revolving line of credit (“Revolving Loan”) for the working capital needs of the Company. Under the Agreement and Revolver, Pinnacle provides the Company with one
or more revolving loans in a collective maximum principal amount of
$7.0
million. The Company
may
borrow, repay, and reborrow at any time or from time to time while the Revolving Loan is in effect.

The Agreement with
Pinnacle resulted in the lowering of the applicable margin in the Revolving Credit Note and established a floor on the interest rate for the Revolving Credit Note such that the rate will never be less than
2.50%
per annum. The Revolving Loan accrues interest at LIBOR plus
2.50%
(resulting in a
3.73%
rate at
October 31, 2017).
The Revolving Loan is payable in monthly payments of interest only with principal and any outstanding interest due and payable at maturity.

On
February 28, 2017,
the Company entered into a Second Loan Modification Agreement (the “Modification Agreement”) extending the maturity date of the Revolver to
March 31, 2019,
and removing certain previously existing provisions of the Revolving Loan that required reductions in availability originally contemplated to occur on
February 28, 2017
and
2018.
As a result, the collective maximum principal amount of the Revolving Loan will remain at
$7.0
million. All other terms of the Revolving Loan remain unaltered and remain in full force and effect. Within the revolving loan limit of the Revolving Loan and the Modification Agreement, the Company
may
borrow, repay, and reborrow, at any time or from time to time until
March 31, 2019.

The Revolving Loan
continues to be secured by a perfected
first
lien security interest on all assets, including but
not
limited to, accounts, as-extracted collateral, chattel paper, commodity accounts, commodity contracts, deposit accounts, documents, equipment, fixtures, furniture, general intangibles, goods, instruments, inventory, investment property, letter of credit rights, payment intangibles, promissory notes, software and general tangible and intangible assets owned now or later acquired. The Revolving Loan is also cross-collateralized with the Company’s real property.

As of
October 31,
201
7,
the Company had
$5.7
million of outstanding borrowings on its Revolving Loan and
$1.3
million in available credit. As of
October 31, 2016
the Company had
$5.0
million of outstanding borrowings on its Commercial Loan (predecessor to the Revolving Loan with Pinnacle) and
$2.0
million in available credit.

The aggregate maturities of long-term debt for each of the
five
years subsequent to
October 31, 2017
are:
$250,726
in fiscal year
2018,
$5,960,953
in fiscal year
2019,
$271,598
in fiscal year
2020,
$282,678
in fiscal year
2021
and
$294,208
in fiscal year
2022.